Discontinued Operations	12 Months Ended
Dec. 31, 2010
Discontinued Operations Disclosure [Abstract]
Discontinued Operations [Text Block]

Note 15.       Discontinued Operations

              On April 4, 2011, the company sold two businesses. The results of both businesses have been included in the accompanying financial statements as discontinued operations. See Note 17.

       In 2010, the company recorded additional proceeds related to a business divested in 2003, resulting in an after-tax gain of $2.5 million.

       In 2008, the company recorded additional proceeds and the reversal of a reserve on a note receivable related to a business divested in 2003, resulting in an after-tax gain of $6 million. The note was collected in July 2008.